Short-term Investments	12 Months Ended
Apr. 30, 2021
Current financial assets at fair value through other comprehensive income [abstract]
Short-term Investments

5. Short-term Investments

	As at April 30, 2021	As at April 30, 2020
	($)	($)

Investment in ordinary shares of Yellow Cake plc
Fair value, at the beginning of the period	30,456,461	28,508,793
Additions	726,711	998,583
Disposals	(4,681,407)	-
Fair value adjustment due to foreign exchange rate change	(1,017,949)	193,272
Fair value adjustment due to share price change	4,561,054	755,813
Fair value, at the end of the year	30,044,870	30,456,461

Pursuant to an agreement between Yellow Cake plc (“Yellow Cake”) and the Company, Yellow Cake granted the Company an option to acquire at market between US$2.5 million and US$10 million of tri-uranium octoxide (“U3O8”) per year between January 1, 2019 and January 1, 2028, up to a maximum aggregate amount of US$31.25 million worth of U3O8. Yellow Cake has also agreed to inform the Company of any opportunities for royalties, streams or similar interests identified by Yellow Cake with respect to uranium and the Company has an irrevocable option to elect to acquire up to 50% of any such opportunity alongside Yellow Cake, in which case the parties shall work together in good faith to pursue any such opportunities jointly. Further, the Company has agreed to inform Yellow Cake of potential opportunities that it identifies in relation to the purchase and taking delivery of physical U3O8 by the Company. Furthermore, the Company and Yellow Cake have agreed to, so far as it is commercially reasonable to do so, cooperate to identify potential opportunities to work together on other uranium related joint participation endeavors.

The ordinary shares of Yellow Cake are listed on the Alternative Investment Market of the London Stock Exchange. During the year ended April 30, 2021, the Company sold a portion of its shares in Yellow Cake for a fair value of $4,681,407 and realized a gain of $385,563 (2020: $Nil) which had already been included in other comprehensive income. This gain is transferred to accumulated deficit, net of tax of $52,051 (2020: $Nil). During the year ended April 30, 2021, the Company recognized a change in fair value of Yellow Cake’s ordinary shares in an aggregate amount of $3,543,105 (2020: $949,085) and deferred income tax of $478,319 (2020: $128,127) in other comprehensive income.

Subsequent to April 30, 2021, the Company granted to a bank a first priority security interest in the Yellow Cake ordinary shares for a margin loan facility (Note 16).